Consolidated Statements Of Changes In Stockholders' Equity - USD ($)	Preferred Stock	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income / Loss	Treasury Stock	Total
Beginning balance, shares at Dec. 31, 2016	3,275,742	8,731,029
Beginning balance, value at Dec. 31, 2016	$ 3,275	$ 8,730	$ 163,522,921	$ (142,338,005)	$ 253,734	$ (5,281,180)	$ 16,169,475
Conversion of notes, shares issued		125,397
Conversion of notes, value		$ 125	(125)
Conversion of Series B preferred stock to shares of common stock, Shares	(185,000)	185,000
Conversion of Series B preferred stock to shares of common stock, Value	$ (185)	$ 185
Share-based expense			1,784,129				1,784,129
Common stock awards to vendors			69,303				69,303
Warrant expense			(126,316)				(126,316)
Net loss				(3,595,132)			(3,595,132)
Ending balance, shares at Dec. 31, 2017	3,030,742	9,041,426
Ending balance, value at Dec. 31, 2017	$ 3,090	$ 9,040	165,249,912	(145,933,137)	253,734	(5,281,180)	14,301,459
Accretion of deemed dividend related to Series B Preferred Stock down round provision							0
Share-based expense			383,850				383,850
Common stock awards to vendors			17,427				17,427
Warrant expense			4,917				4,917
Net loss				(1,822,518)			(1,822,518)
Ending balance, shares at Mar. 31, 2018	3,090,742	9,041,426
Ending balance, value at Mar. 31, 2018	$ 3,090	$ 9,040	165,656,106	(147,755,655)	253,734	(5,281,180)	12,885,135
Beginning balance, shares at Dec. 31, 2017	3,030,742	9,041,426
Beginning balance, value at Dec. 31, 2017	$ 3,090	$ 9,040	165,249,912	(145,933,137)	253,734	(5,281,180)	14,301,459
Exercise of warrants, shares		370,000
Exercise of warrants, value		$ 370	1,479,630				1,480,000
Conversion of Series B preferred stock to shares of common stock, Shares	(316,348)	316,348
Conversion of Series B preferred stock to shares of common stock, Value	$ (316)	$ 316
Share-based expense			1,351,873				1,351,873
Common stock awards to vendors			69,708				69,708
Warrant expense			10,206				10,206
Net loss				(7,300,458)			(7,300,458)
Ending balance, shares at Dec. 31, 2018	2,774,394	9,727,774
Ending balance, value at Dec. 31, 2018	$ 2,774	$ 9,726	168,161,329	(153,233,595)	(253,734)	(5,281,180)	9,912,788
Issuance of common stock and warrants in March 2019 registered direct offering, net of issuance costs, value		$ 1,040,000
Deemed dividend related to Series B Preferred Stock down round provision			3,879,447				3,879,447
Accretion of deemed dividend related to Series B Preferred Stock down round provision			$ (3,879,447)				$ (3,879,447)
Exercise of warrants, shares		1,040	2,698,010				2,699,050
Share-based expense			$ 243,089				$ 243,089
Common stock awards to vendors			17,427				17,427
Warrant expense			(26,476)				(26,576)
Net loss				(1,327,250)			(1,327,250)
Ending balance, shares at Mar. 31, 2019	2,774,394	10,767,774
Ending balance, value at Mar. 31, 2019	$ 2,774	$ 10,766	$ 171,093,279	$ (154,560,845)	$ 253,734	$ (5,281,180)	$ 11,518,528